Loss Per Share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Loss Per Share
21.
Loss Per Share

Basic loss per share is calculated by dividing net loss for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

As the Company has losses in all periods, potential ordinary shares from Management Stock Options, Employee Stock Options, RSU plans and Warrants are not dilutive (losses per share would be less and anti-dilution would exist), Hence, these shares are not considered in the calculation of losses per diluted share.

Details of the calculation of basic and diluted loss per share are as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Loss for the period	(58,235)	(70,632)
Dilutive effects on earnings per share	—	—
Total loss for basic and diluted earnings per share	(58,235)	(70,632)
Number of shares
Weighted average number of ordinary shares for basic and diluted 'earnings per share (thousand shares)	189,337	175,512
Basic and diluted losses per share (In Euros)	(0.31)	(0.40)